Debt (Details) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Term loan balance	$ 58,500	$ 48,524	$ 20,000
Less unamortized loan origination costs	1,035	820	889
Total borrowed	57,465	47,704	19,111
Less short-term loan balance	(5,174)	(680)	$ (1,063)
Long-term loan balance	$ 52,291	$ 47,024